PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees' Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Wages and salaries	$ 7,912	$ 7,675	$ 8,392
Pension cost (see note 7.2)	265	124	237
Gain following new labor agreement in the U.S. (see note 7.2)	0	(832)	0
Other staff expenses	1,791	1,591	1,695
Total	$ 9,968	$ 8,558	$ 10,324